Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 256,501	$ 366,761
Trade and other receivables	985,951	1,032,522
Prepaid forward purchase agreement		969
Inventories	78,682	64,184
Total current assets	1,321,134	1,464,436
Non-current assets
Property, plant and equipment, net	21,043,668	21,786,365
Intangible assets, net	2,475,974	2,381,465
Total non-current assets	23,519,642	24,167,830
Total assets	24,840,776	25,632,266
Current liabilities
Trade and other payables	5,503,478	6,560,559
Lease liabilities	149,516	192,282
Borrowings	4,672,286	5,666,160
Deferred underwriting fee payable	2,153,125	2,753,125
Tax liabilities	203,020	56,540
Total current liabilities	12,681,425	15,228,666
Non-current liabilities
Lease liabilities (non-current)	1,852,343	1,974,524
Borrowings (non-current)		112,319
Deferred tax liabilities	298,000	296,000
Total non-current liabilities	2,150,343	2,382,843
Total liabilities	14,831,768	17,611,509
Net assets	10,009,008	8,020,757
EQUITY
Share Capital	11,892	10,892
Accumulated losses	(100,457,352)	(99,985,928)
Other reserves	3,422,799	3,422,799
Share premium reserve	92,183,727	89,725,052
Exchange Reserves	(123,198)	(123,198)
Revaluation Surplus	14,971,140	14,971,140
Total equity	$ 10,009,008	$ 8,020,757